Restatement of Previously Issued Financial Statements (Details) - USD ($)		3 Months Ended				6 Months Ended		9 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Condensed Consolidated Balance Sheet
Total liabilities	$ 5,000	$ 5,000				$ 5,000			$ 5,000
Accumulated deficit	(5,000)	(2,139,199)				(2,139,199)			(5,000)
Total stockholders' deficit	(5,000)	(5,000)	$ (5,000)			(5,000)			$ (5,000)
Condensed Consolidated Statement of Operations and Comprehensive Loss
Net loss	$ (5,000)	$ (713,794)	(1,420,405)			$ (2,134,199)
Basic net loss per common share (in dollars per share)	$ (5,000)	$ (713,794)				$ (2,134,199)
Diluted net loss per common share (in dollars per share)	$ (5,000)	$ (713,794)				$ (2,134,199)			$ (48.16)	$ (31.50)
Condensed Consolidated Statement of Convertible Preferred Stock and Stockholders' Deficit
Beginning Balance		$ (5,000)	(5,000)			$ (5,000)
Net loss	$ (5,000)	(713,794)	(1,420,405)			(2,134,199)
Ending Balance	(5,000)	(5,000)	(5,000)			(5,000)			$ (5,000)
Condensed Consolidated Statement of Cash Flow
Net loss	(5,000)	(713,794)	(1,420,405)			(2,134,199)
Adagio Medical Inc
Condensed Consolidated Balance Sheet
Convertible notes payable, current	36,430,000	47,964,000	44,048,000			47,964,000		$ 26,584,000	36,430,000	$ 9,500,000
Total current liabilities	47,176,000	61,665,000	57,022,000			61,665,000		35,915,000	47,176,000	12,968,000
Total liabilities	47,379,000	61,792,000	57,072,000			61,792,000		36,554,000	47,379,000	13,105,000
Accumulated deficit	(133,649,000)	(146,692,000)	(140,958,000)			(146,692,000)		(125,028,000)	(133,649,000)	(97,059,000)
Total stockholders' deficit	(132,023,000)	(140,506,000)	(139,218,000)	$ (112,876,000)	$ (104,722,000)	(140,506,000)	$ (112,876,000)	(123,507,000)	(132,023,000)	(95,877,000)
Condensed Consolidated Statement of Operations and Comprehensive Loss
Convertible notes fair value adjustment			2,382,000		(2,034,000)	3,966,000	(3,033,000)	(4,084,000)	(6,930,000)
Total other income (expense), net			1,506,000		(2,295,000)	2,431,000	(3,680,000)	(5,360,000)	(8,648,000)	240,000
Net loss			(7,309,000)		(8,949,000)	(13,043,000)	(17,208,000)	(27,969,000)	(36,590,000)	(23,673,000)
Comprehensive loss			$ (7,306,000)		$ (8,953,000)	$ (13,038,000)	$ (17,213,000)	$ (27,970,000)	$ (36,601,000)	$ (23,649,000)
Basic net loss per common share (in dollars per share)			$ (9.37)		$ (11.82)	$ (16.72)	$ (22.67)	$ (36.83)	$ (48.16)	$ (31.50)
Diluted net loss per common share (in dollars per share)			$ (9.37)		$ (11.82)	$ (16.72)	$ (22.67)	$ (36.83)	$ (48.16)	$ (31.50)
Condensed Consolidated Statement of Convertible Preferred Stock and Stockholders' Deficit
Beginning Balance		(139,218,000)	$ (132,023,000)	(104,722,000)	$ (95,877,000)	$ (132,023,000)	$ (95,877,000)	$ (95,877,000)	$ (95,877,000)	$ (72,618,000)
Net loss			(7,309,000)		(8,949,000)	(13,043,000)	(17,208,000)	(27,969,000)	(36,590,000)	(23,673,000)
Ending Balance	(132,023,000)	(140,506,000)	(139,218,000)	(112,876,000)	(104,722,000)	(140,506,000)	(112,876,000)	(123,507,000)	(132,023,000)	(95,877,000)
Condensed Consolidated Statement of Cash Flow
Net loss			(7,309,000)		(8,949,000)	(13,043,000)	(17,208,000)	(27,969,000)	(36,590,000)	(23,673,000)
Change in fair value of convertible notes payable			$ (2,382,000)		$ 2,034,000	$ (3,966,000)	$ 3,033,000	$ 4,084,000	$ 6,930,000
Error Correction, Type [Extensible Enumeration]			adgm:AdjustmentForDuplicationOfConvertibleNotesPayableMember		adgm:AdjustmentForDuplicationOfConvertibleNotesPayableMember	adgm:AdjustmentForDuplicationOfConvertibleNotesPayableMember	adgm:AdjustmentForDuplicationOfConvertibleNotesPayableMember	adgm:AdjustmentForDuplicationOfConvertibleNotesPayableMember	adgm:AdjustmentForDuplicationOfConvertibleNotesPayableMember
Accumulated Deficit
Condensed Consolidated Balance Sheet
Total stockholders' deficit	(5,000)	(2,139,199)	$ (1,425,405)			$ (2,139,199)			$ (5,000)
Condensed Consolidated Statement of Operations and Comprehensive Loss
Net loss	(5,000)	(713,794)	(1,420,405)
Condensed Consolidated Statement of Convertible Preferred Stock and Stockholders' Deficit
Beginning Balance		(1,425,405)	(5,000)			(5,000)
Net loss	(5,000)	(713,794)	(1,420,405)
Ending Balance	(5,000)	(2,139,199)	(1,425,405)			(2,139,199)			(5,000)
Condensed Consolidated Statement of Cash Flow
Net loss	(5,000)	(713,794)	(1,420,405)
Accumulated Deficit | Adagio Medical Inc
Condensed Consolidated Balance Sheet
Total stockholders' deficit	(133,649,000)	(146,692,000)	(140,958,000)	(114,267,000)	$ (106,008,000)	(146,692,000)	$ (114,267,000)	$ (125,028,000)	(133,649,000)	(97,059,000)
Condensed Consolidated Statement of Operations and Comprehensive Loss
Net loss						(13,043,000)	(17,208,000)		(36,590,000)	(23,673,000)
Condensed Consolidated Statement of Convertible Preferred Stock and Stockholders' Deficit
Beginning Balance		(140,958,000)	(133,649,000)	(106,008,000)	(97,059,000)	(133,649,000)	(97,059,000)	(97,059,000)	(97,059,000)	(73,386,000)
Net loss						(13,043,000)	(17,208,000)		(36,590,000)	(23,673,000)
Ending Balance	(133,649,000)	(146,692,000)	(140,958,000)	(114,267,000)	(106,008,000)	(146,692,000)	(114,267,000)	(125,028,000)	(133,649,000)	(97,059,000)
Condensed Consolidated Statement of Cash Flow
Net loss						(13,043,000)	(17,208,000)		(36,590,000)	$ (23,673,000)
As Previously Reported | Adagio Medical Inc
Condensed Consolidated Balance Sheet
Convertible notes payable, current	37,986,000	50,955,000	46,313,000			50,955,000		27,619,000	37,986,000
Total current liabilities	48,732,000	64,656,000	59,287,000			64,656,000		36,950,000	48,732,000
Total liabilities	48,935,000	64,783,000	59,337,000			64,783,000		37,589,000	48,935,000
Accumulated deficit	(135,205,000)	(149,683,000)	(143,223,000)			(149,683,000)		(126,063,000)	(135,205,000)
Total stockholders' deficit	(133,579,000)	(143,497,000)	(141,483,000)	(113,492,000)	(105,049,000)	(143,497,000)	(113,492,000)	(124,542,000)	(133,579,000)
Condensed Consolidated Statement of Operations and Comprehensive Loss
Convertible notes fair value adjustment			1,673,000		(2,361,000)	2,531,000	(3,649,000)	(5,119,000)	(8,486,000)
Total other income (expense), net			797,000		(2,622,000)	996,000	(4,296,000)	(6,395,000)	(10,204,000)
Net loss			(8,018,000)		(9,276,000)	(14,478,000)	(17,824,000)	(29,004,000)	(38,146,000)
Comprehensive loss			$ (8,015,000)		$ (9,280,000)	$ (14,473,000)	$ (17,829,000)	$ (29,005,000)	$ (38,157,000)
Basic net loss per common share (in dollars per share)			$ (10.28)		$ (12.25)	$ (18.56)	$ (23.49)	$ (38.19)
Diluted net loss per common share (in dollars per share)			$ (10.28)		$ (12.25)	$ (18.56)	$ (23.49)	$ (38.19)	$ (50.20)
Condensed Consolidated Statement of Convertible Preferred Stock and Stockholders' Deficit
Beginning Balance		(141,483,000)	$ (133,579,000)	(105,049,000)		$ (133,579,000)
Net loss			(8,018,000)		$ (9,276,000)	(14,478,000)	$ (17,824,000)	$ (29,004,000)	$ (38,146,000)
Ending Balance	(133,579,000)	(143,497,000)	(141,483,000)	(113,492,000)	(105,049,000)	(143,497,000)	(113,492,000)	(124,542,000)	(133,579,000)
Condensed Consolidated Statement of Cash Flow
Net loss			(8,018,000)		(9,276,000)	(14,478,000)	(17,824,000)	(29,004,000)	(38,146,000)
Change in fair value of convertible notes payable			(1,673,000)		2,361,000	(2,531,000)	3,649,000	5,119,000	8,486,000
As Previously Reported | Accumulated Deficit | Adagio Medical Inc
Condensed Consolidated Balance Sheet
Total stockholders' deficit	(135,205,000)	(149,683,000)	(143,223,000)	(114,883,000)	(106,335,000)	(149,683,000)	(114,883,000)	(126,063,000)	(135,205,000)
Condensed Consolidated Statement of Convertible Preferred Stock and Stockholders' Deficit
Beginning Balance		(143,223,000)	(135,205,000)	(106,335,000)		(135,205,000)
Ending Balance	(135,205,000)	(149,683,000)	(143,223,000)	(114,883,000)	(106,335,000)	(149,683,000)	(114,883,000)	(126,063,000)	(135,205,000)
Adjustment | Adagio Medical Inc
Condensed Consolidated Balance Sheet
Convertible notes payable, current	(1,556,000)	(2,991,000)	(2,265,000)			(2,991,000)		(1,035,000)	(1,556,000)
Total current liabilities	(1,556,000)	(2,991,000)	(2,265,000)			(2,991,000)		(1,035,000)	(1,556,000)
Total liabilities	(1,556,000)	(2,991,000)	(2,265,000)			(2,991,000)		(1,035,000)	(1,556,000)
Accumulated deficit	1,556,000	2,991,000	2,265,000			2,991,000		1,035,000	1,556,000
Total stockholders' deficit	1,556,000	2,991,000	2,265,000	616,000	327,000	2,991,000	616,000	1,035,000	1,556,000
Condensed Consolidated Statement of Operations and Comprehensive Loss
Convertible notes fair value adjustment			709,000		327,000	1,435,000	616,000	1,035,000	1,556,000
Total other income (expense), net			709,000		327,000	1,435,000	616,000	1,035,000	1,556,000
Net loss			709,000		327,000	1,435,000	616,000	1,035,000	1,556,000
Comprehensive loss			$ 709,000		$ 327,000	$ 1,435,000	$ 616,000	$ 1,035,000	$ 1,556,000
Basic net loss per common share (in dollars per share)			$ 0.91		$ 0.43	$ 1.84	$ 0.82	$ 1.36
Diluted net loss per common share (in dollars per share)			$ 0.91		$ 0.43	$ 1.84	$ 0.82	$ 1.36	$ 2.05
Condensed Consolidated Statement of Convertible Preferred Stock and Stockholders' Deficit
Beginning Balance		2,265,000	$ 1,556,000	327,000		$ 1,556,000
Net loss			709,000		$ 327,000	1,435,000	$ 616,000	$ 1,035,000	$ 1,556,000
Ending Balance	1,556,000	2,991,000	2,265,000	616,000	327,000	2,991,000	616,000	1,035,000	1,556,000
Condensed Consolidated Statement of Cash Flow
Net loss			709,000		327,000	1,435,000	616,000	1,035,000	1,556,000
Change in fair value of convertible notes payable			(709,000)		(327,000)	(1,435,000)	(616,000)	(1,035,000)	(1,556,000)
Adjustment | Accumulated Deficit | Adagio Medical Inc
Condensed Consolidated Balance Sheet
Total stockholders' deficit	1,556,000	2,991,000	2,265,000	616,000	327,000	2,991,000	616,000	1,035,000	1,556,000
Condensed Consolidated Statement of Convertible Preferred Stock and Stockholders' Deficit
Beginning Balance		2,265,000	1,556,000	327,000		1,556,000
Ending Balance	$ 1,556,000	$ 2,991,000	$ 2,265,000	$ 616,000	$ 327,000	$ 2,991,000	$ 616,000	$ 1,035,000	$ 1,556,000